Annual Operating Expenses - FidelityLeveragedCompanyStockFund-KPRO - FidelityLeveragedCompanyStockFund-KPRO - Fidelity Leveraged Company Stock Fund - Fidelity Leveraged Company Stock Fund - Class K	Sep. 28, 2024
Operating Expenses:
Management fee	0.61%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.62%

[1]	A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.07% was previously charged under the services agreements.
[2]	B Adjusted to reflect current fees.